Goodwill and Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2029	Mar. 31, 2028	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2.1	$ 2.2	$ 2.2	$ 2.5	$ 4.2	$ 5.3	$ 5.7	$ 5.7